Income tax incurred and deferred: Temporary differences (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax:
Deferred income tax asset	$ 222,543	$ 217,988
Deferred income tax payable	(3,120,401)	(3,190,510)
Deferred income tax liability - Net	(2,897,858)	(2,972,522)	$ (3,044,632)
Temporary liabilities
Income tax:
Deferred income tax asset	80,229	72,439
Fair value of long-term debt (Bank loan)
Income tax:
Deferred income tax asset	73,661	84,774
Allowance for doubtful accounts
Income tax:
Deferred income tax asset	68,653	60,775
Deferred income tax liability - Net	68,653	60,775	$ 57,962
Fixed and intangible assets
Income tax:
Deferred income tax payable	(2,711,274)	(2,898,475)
Temporary assets
Income tax:
Deferred income tax payable	(409,127)	(291,829)
Amortization of expenses
Income tax:
Deferred income tax liability - Net		(206)
Colombia (Airplan) | Fixed and intangible assets
Income tax:
Deferred income tax payable	(726,032)	(701,966)
Puerto Rico (Aerostar) | Fixed and intangible assets
Income tax:
Deferred income tax payable	$ (1,198,574)	$ (1,083,114)